FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Long Term Debt Instruments
The following table presents the total net carrying amount and estimated fair value of the Company’s long-term debt instruments, excluding finance leases and the PPP Loan, as of the periods presented:

	December 31, 2021		December 31, 2020
(in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$115,095	$124,221	$34,446	$106,679

Tailwind Two Acquisition Corp [Member]
Summary of gross holding gain and fair value of held-to-maturity securities

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on 01/04/2022) (1)	$345,088,635	$1,365	$345,090,000

Schedule of company's liabilities that are measured at fair value on a recurring basis

Description	Level	December 31, 2021
Liabilities:
Warrant Liability – Public Warrants	1	$9,775,000
Warrant Liability – Private Placement Warrants	2	$6,630,000

Schedule of change in the fair value of the warrant liabilities (level 3 measurements)

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 9, 2021	7,644,000	11,270,000	18,914,000
Change in fair value	156,000	230,000	386,000

Transfer to Level 1	—	(11,500,000)	(11,500,000)
Transfer to Level 2	(7,800,000)	—	(7,800,000)

Fair value as of December 31, 2021	$—	$—	$—